Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Revenue by Geographic Areas
The following tables provide information by geographic area:

In millions	Year ended December 31,	2018	2017	2016

Revenues
Canada		$9,610	$8,794	$7,971
U.S.		4,711	4,247	4,066
Total revenues		$14,321	$13,041	$12,037

Net income by Geographic Areas

Net income
Canada	$3,163	$2,857	$2,708
U.S.	1,165	2,627	932
Total net income	$4,328	$5,484	$3,640

Long-lived Assets by Geographic Areas

In millions	December 31,	2018	2017

Properties
Canada		$19,737	$18,305
U.S.		18,036	15,884
Total properties		$37,773	$34,189